Expense Example {- Fidelity® Growth & Income Portfolio} - 07.31 Fidelity Growth & Income Portfolio K PRO-08 - Fidelity® Growth & Income Portfolio - Fidelity® Growth & Income Portfolio Class K	Sep. 29, 2022 USD ($)
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	$ 616